FINANCIAL INSTRUMENTS - Disclosure of detailed information about Credit risk (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	$ 982,114	$ 972,680
Current [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	732,392	746,738
1 - 60 days [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	203,164	211,896
61 days and over [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	$ 46,558	$ 14,046